Notes Related to the Unaudited Interim Condensed Consolidated Statement of Financial Position - Summary of Financial Liabilities by Maturity (Detail) € in Thousands	Jun. 30, 2020 EUR (€)
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Conditional advances	€ 4,354
Other	38
Total financial liabilities	4,392
One to three years [member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Other	38
Total financial liabilities	38
More than five years [member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Conditional advances	4,354
Total financial liabilities	€ 4,354